Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Capital Shares) [BarChart] - Capital Shares - JPMorgan Liquid Assets Money Market Fund - Capital	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.12%	0.18%	0.08%	0.06%	0.12%	0.44%	1.10%	1.97%	2.28%	0.62%